FINANCIAL RISK MANAGEMENT (Credit risk narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Trade receivables	$ 950,569	$ 1,133,236
Credit risk
Disclosure of credit risk exposure [line items]
Financial assets, investments assessed as investment grade, percent	92.60%	82.60%
Trade receivables	$ 950,600	$ 1,133,200
Allowance for doubtful account	13,000	14,300
Financing Receivables, Equal to Greater than 1 Day Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	86,300	112,500
Performing Financial Instruments | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	877,200	1,035,000
Performance Guarantee | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	3,400	23,300
Credit Insurance | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	469,300	506,800
Guarantee Type, Other | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	$ 16,400	$ 18,600